Basis of Presentation and General Information (Details Textual) - USD ($) $ in Thousands				12 Months Ended
	Jun. 26, 2015	Jun. 10, 2015	May. 11, 2015	Dec. 31, 2015
Entity Incorporation, Date of Incorporation				Apr. 23, 2004
Reverse stock split, Description	50-to-1 reverse stock split		7.5-to-1 reverse stock split	Effective May 11, 2015, June 26, 2015, January 15, 2016 and April 14, 2016 the Company effectuated a 7.5-to-1 reverse stock split, a 50-to-1 reverse stock split, a 60-to-1 reverse stock split and a 200-to-1 reverse stock split, respectively, on its issued and outstanding common stock.
Gross sale price				$ 5,500
Daily hire rate of vessel				$ 1,100
Percentage of controlling stake		51.00%
Adventure Five S.A. [Member]
Date of Disposal				May 20, 2015
Year Built/Expected Year of Delivery				1995
Percentage of controlling stake				100.00%
Adventure Six S.A. [Member]
Date of Disposal				May 20, 2015
Year Built/Expected Year of Delivery				1995
Percentage of controlling stake				100.00%
Standcorp International Limited [Member]
Percentage of controlling stake				51.00%